united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2018

Item 1. Schedule of Investments.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

	Principal Amount		Coupon Rate (%)	Maturity	Fair Value
		U.S. TREASURY NOTES - 84.9%
	$4,100,000	United States Treasury Note	1.2500	1/31/2020	$4,041,142
	95,000	United States Treasury Note *	1.2500	1/31/2020	93,636
	1,850,000	United States Treasury Note	1.5000	2/28/2019	1,847,381
	95,000	United States Treasury Note *	1.5000	2/28/2019	94,866
	3,000,000	United States Treasury Note	1.5000	10/31/2019	2,972,637
	3,000,000	United States Treasury Note	1.5000	4/15/2020	2,960,391
	95,000	United States Treasury Note *	1.6250	7/31/2019	94,497
	4,100,000	United States Treasury Note	1.6250	7/31/2019	4,078,299
	5,000,000	United States Treasury Note	1.6250	11/30/2020	4,918,750
	95,000	United States Treasury Note *	2.0000	7/31/2020	94,236
	4,100,000	United States Treasury Note	2.0000	7/31/2020	4,067,008
	5,000,000	United States Treasury Note	2.2500	2/15/2021	4,974,023
		TOTAL U.S. TREASURY NOTES (Cost - $30,205,677)			30,236,866

		TOTAL INVESTMENTS - 84.9% (Cost - $30,205,677)			$30,236,866
		OTHER ASSETS AND LIABILITIES - NET - 15.1%			5,390,581
		TOTAL NET ASSETS - 100.0%			$35,627,447

*	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Description	Number of Contracts	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
SHORT FUTURES CONTRACTS
90 Day Euro Future	5	Morgan Stanley	Sep-19	$1,216,750	$(4,475)
90 Day Euro Future	11	Morgan Stanley	Dec-19	2,677,125	(10,000)
90 Day Euro Future	7	Morgan Stanley	Mar-20	1,705,288	(8,850)
90 Day Euro Future	3	Morgan Stanley	Jun-20	731,288	(2,588)
90 Day Euro Future	2	Morgan Stanley	Sep-20	487,725	(1,750)
90 Day Sterling (Short Sterling) Future	14	Morgan Stanley	Sep-19	2,205,287	(344)
90 Day Sterling (Short Sterling) Future	17	Morgan Stanley	Dec-19	2,676,360	966
90 Day Sterling (Short Sterling) Future	7	Morgan Stanley	Mar-20	1,101,752	(180)
90 Day Sterling (Short Sterling) Future	5	Morgan Stanley	Jun-20	786,687	(343)
90 Day Sterling (Short Sterling) Future	11	Morgan Stanley	Sep-20	1,730,099	(427)
90 Day Sterling (Short Sterling) Future	10	Morgan Stanley	Dec-20	1,572,340	(1,109)
90 Day Sterling (Short Sterling) Future	14	Morgan Stanley	Mar-21	2,200,607	70
Amsterdam Index Future	1	Morgan Stanley	Jan-19	111,507	41
Australian Dollar Future	22	Morgan Stanley	Mar-19	1,551,440	20,885
British Pound Future	25	Morgan Stanley	Mar-19	1,998,438	(21,069)
Brent Crude Future +	2	Morgan Stanley	Mar-19	107,600	16,510
Brent Crude Future +	1	Morgan Stanley	Apr-19	54,020	6,760
CAC 40 10 Euro Future	2	Morgan Stanley	Jan-19	108,108	(2,219)
Canadian Dollar Future	126	Morgan Stanley	Mar-19	9,262,260	158,105
Coffee Future +	11	Morgan Stanley	Mar-19	420,131	22,650
Coffee Future +	8	Morgan Stanley	May-19	314,850	19,256
Coffee Future +	8	Morgan Stanley	Jul-19	323,400	27,563
Copper Future +	8	Morgan Stanley	Mar-19	526,200	25,112
Dax Index Future	1	Morgan Stanley	Mar-19	301,835	10,971
E-Mini Russell 2000 Index Future	1	Morgan Stanley	Mar-19	67,450	(2,585)
Euro FX Future	22	Morgan Stanley	Mar-19	3,168,688	(26,481)
Euro STOXX 50 Future	1	Morgan Stanley	Mar-19	33,997	80
FTSE 100 Index Future	3	Morgan Stanley	Mar-19	254,427	2,589
FTSE/JSE Africa Top 40 Index Future	7	Morgan Stanley	Mar-19	228,993	(7,473)
FTSE/MIB Index Future	3	Morgan Stanley	Mar-19	312,183	8,989
Gasoline RBOB Future +	5	Morgan Stanley	Feb-19	273,441	19,240
Hard Red Winter Wheat Future +	15	Morgan Stanley	Mar-19	366,563	7,625
HSCEI Future	3	Morgan Stanley	Jan-19	193,541	(1,022)
Japanese Yen Future	36	Morgan Stanley	Mar-19	4,126,950	(127,713)
Lean Hogs Future +	8	Morgan Stanley	Feb-19	195,120	5,230
Lean Hogs Future +	4	Morgan Stanley	Apr-19	107,320	4,380
Live Cattle Future +	1	Morgan Stanley	Feb-19	49,550	(2,060)
LME Copper Future +	2	Morgan Stanley	Mar-19	298,488	6,180
LME Nickle Future +	8	Morgan Stanley	Mar-19	512,712	21,354
LME Primary Aluminum Future +	14	Morgan Stanley	Mar-19	646,800	32,385
Low Sulfur Gas Oil Future +	3	Morgan Stanley	Feb-19	153,375	9,750
Low Sulfur Gas Oil Future +	1	Morgan Stanley	Mar-19	51,175	2,850
Mini MSCI EAFE Index Future	5	Morgan Stanley	Mar-19	429,000	1,595
Mini MSCI Emerging Markets Index Future	1	Morgan Stanley	Mar-19	48,340	(480)
New Zealand Dollar Future	22	Morgan Stanley	Mar-19	1,478,400	17,190
Nikkei 225 Index (CME) Future	1	Morgan Stanley	Mar-19	99,300	700
Nikkei 225 Index (SGX) Future	1	Morgan Stanley	Mar-19	90,849	137
NY Harbor ULSD Heating Oil Future +	2	Morgan Stanley	Feb-19	141,070	16,754
NY Harbor ULSD Heating Oil Future +	1	Morgan Stanley	Mar-19	70,136	7,673
OMXS30 Index Future	16	Morgan Stanley	Jan-19	254,144	4,629
S&P/TSX 60 IX Future	1	Morgan Stanley	Mar-19	125,538	(321)
Soybean Future +	3	Morgan Stanley	Mar-19	134,250	1,150
Soybean Meal Future +	13	Morgan Stanley	Mar-19	402,870	8,880
SPI 200 Future	1	Morgan Stanley	Mar-19	97,874	(632)
Swiss Franc Future	42	Morgan Stanley	Mar-19	5,378,100	(39,025)
TOPIX Index Future	1	Morgan Stanley	Mar-19	136,125	406
US 2 Year Note (CBT) Future	14	Morgan Stanley	Mar-19	2,972,375	(17,937)
Wheat Future +	5	Morgan Stanley	Mar-19	125,813	1,938
Wheat Future +	5	Morgan Stanley	May-19	127,625	2,288
World Sugar #11 Future +	4	Morgan Stanley	Mar-19	53,894	1,915
World Sugar #11 Future +	3	Morgan Stanley	May-19	40,656	1,086
WTI Crude Oil Future +	3	Morgan Stanley	Feb-19	136,230	18,100
WTI Crude Oil Future +	1	Morgan Stanley	Mar-19	45,720	5,840
					240,739
LONG FUTURES CONTRACTS
90 Day Bank Bill Future	5	Morgan Stanley	Sep-19	3,503,758	224
90 Day Bank Bill Future	16	Morgan Stanley	Dec-19	11,212,301	1,761
90 Day Bank Bill Future	12	Morgan Stanley	Mar-20	8,409,226	2,196
90 Day Bank Bill Future	22	Morgan Stanley	Jun-20	15,416,914	4,985
90 Day Bank Bill Future	9	Morgan Stanley	Sep-20	6,306,610	2,271
90 Day Euro Euribor Future	4	Morgan Stanley	Mar-21	1,142,979	1,283
90 Day Euro Euribor Future	9	Morgan Stanley	Jun-21	2,569,774	3,292
90 Day Euro Future	1	Morgan Stanley	Dec-20	243,825	38
90 Day Euro Future	3	Morgan Stanley	Jun-21	731,700	663
Australian 3 Year Bond Future	119	Morgan Stanley	Mar-19	9,400,709	33,410
Australian 10 Year Bond Future	33	Morgan Stanley	Mar-19	3,082,305	34,772
Canadian 10 Year Bond Future	37	Morgan Stanley	Mar-19	3,705,147	76,269
Cocoa Future +	1	Morgan Stanley	Mar-19	24,160	410
Cocoa Future +	1	Morgan Stanley	May-19	24,490	730
Euro BOBL Future	57	Morgan Stanley	Mar-19	8,634,947	14,145
Euro-BTP Future	6	Morgan Stanley	Mar-19	876,705	23,679
Euro-Bund Future	44	Morgan Stanley	Mar-19	8,225,836	24,914
Euro BUXL 30 Year Bond Future	11	Morgan Stanley	Mar-19	2,271,234	(4,238)
Euro-OAT Future	17	Morgan Stanley	Mar-19	2,930,581	(3,006)
Gold 100 Oz. Future +	1	Morgan Stanley	Feb-19	128,130	(190)
Japanese 10 Year Bond (OSE) Future	6	Morgan Stanley	Mar-19	8,338,696	29,504
Live Cattle Future +	1	Morgan Stanley	Apr-19	50,500	(70)
Live Cattle Future +	1	Morgan Stanley	Jun-19	46,830	-
Long Gilt Future	2	Morgan Stanley	Mar-19	313,739	(715)
Mexican Peso Future	36	Morgan Stanley	Mar-19	904,680	18,885
Natural Gas Future +	1	Morgan Stanley	Feb-19	29,400	(13,210)
Natural Gas Future +	1	Morgan Stanley	Mar-19	28,510	(12,470)
Silver Future +	1	Morgan Stanley	Mar-19	77,700	475
US 5 Year Note (CBT) Future	7	Morgan Stanley	Mar-19	802,813	2,312
US 10 Year Note (CBT) Future	36	Morgan Stanley	Mar-19	4,392,563	48,312
US Long Bond (CBT) Future	17	Morgan Stanley	Mar-19	2,482,000	46,531
US Ultra Bond Future	7	Morgan Stanley	Mar-19	1,124,594	20,094
					357,256
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$597,995

+ This investment is a holding of Equinox Aspect Core Diversified Strategy Fund Limited.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
3/20/2019	Morgan Stanley	16,600,088	CLP	25,000	USD	$23,939	$(1,060)
3/20/2019	Morgan Stanley	16,616,838	CLP	25,000	USD	23,964	(1,036)
3/20/2019	Morgan Stanley	79,774,975	COP	25,000	USD	24,472	(527)
3/20/2019	Morgan Stanley	79,938,000	COP	25,000	USD	24,523	(477)
3/20/2019	Morgan Stanley	79,395,000	COP	25,000	USD	24,356	(644)
3/20/2019	Morgan Stanley	79,516,250	COP	25,000	USD	24,393	(607)
3/20/2019	Morgan Stanley	79,218,250	COP	25,000	USD	24,302	(698)
3/20/2019	Morgan Stanley	79,348,000	COP	25,000	USD	24,342	(658)
3/20/2019	Morgan Stanley	158,898,575	COP	50,000	USD	48,745	(1,255)
3/20/2019	Morgan Stanley	648,684	CZK	25,000	EUR	28,875	201
3/20/2019	Morgan Stanley	648,794	CZK	25,000	EUR	28,880	201
3/20/2019	Morgan Stanley	648,978	CZK	25,000	EUR	28,888	304
3/20/2019	Morgan Stanley	649,174	CZK	25,000	EUR	28,897	304
3/20/2019	Morgan Stanley	648,531	CZK	25,000	EUR	28,868	198
3/20/2019	Morgan Stanley	648,566	CZK	25,000	EUR	28,870	198
3/20/2019	Morgan Stanley	648,125	CZK	25,000	EUR	28,850	198
3/20/2019	Morgan Stanley	648,637	CZK	25,000	EUR	28,873	198
3/20/2019	Morgan Stanley	647,862	CZK	25,000	EUR	28,839	212
3/20/2019	Morgan Stanley	648,066	CZK	25,000	EUR	28,848	212
3/20/2019	Morgan Stanley	647,270	CZK	25,000	EUR	28,812	320
3/20/2019	Morgan Stanley	647,492	CZK	25,000	EUR	28,822	320
3/20/2019	Morgan Stanley	646,921	CZK	25,000	EUR	28,797	320
3/20/2019	Morgan Stanley	646,969	CZK	25,000	EUR	28,799	320
3/20/2019	Morgan Stanley	647,004	CZK	25,000	EUR	28,800	211
3/20/2019	Morgan Stanley	647,053	CZK	25,000	EUR	28,803	211
3/20/2019	Morgan Stanley	1,294,449	CZK	50,000	EUR	57,621	422
3/20/2019	Morgan Stanley	645,729	CZK	25,000	EUR	28,744	96
3/20/2019	Morgan Stanley	646,111	CZK	25,000	EUR	28,761	96
3/20/2019	Morgan Stanley	645,849	CZK	25,000	EUR	28,749	96
3/20/2019	Morgan Stanley	645,923	CZK	25,000	EUR	28,752	96
3/20/2019	Morgan Stanley	645,436	CZK	25,000	EUR	28,731	96
3/20/2019	Morgan Stanley	645,640	CZK	25,000	EUR	28,740	96
3/20/2019	Morgan Stanley	645,916	CZK	25,000	EUR	28,752	(6)
3/20/2019	Morgan Stanley	646,042	CZK	25,000	EUR	28,758	(6)
3/20/2019	Morgan Stanley	646,889	CZK	25,000	EUR	28,795	(6)
3/20/2019	Morgan Stanley	646,964	CZK	25,000	EUR	28,799	(6)
3/20/2019	Morgan Stanley	646,341	CZK	25,000	EUR	28,771	54
3/20/2019	Morgan Stanley	646,588	CZK	25,000	EUR	28,782	54
3/20/2019	Morgan Stanley	647,022	CZK	25,000	EUR	28,801	54
3/20/2019	Morgan Stanley	647,177	CZK	25,000	EUR	28,808	54
3/20/2019	Morgan Stanley	647,627	CZK	25,000	EUR	28,828	142
3/20/2019	Morgan Stanley	647,927	CZK	25,000	EUR	28,842	142
3/20/2019	Morgan Stanley	50,000	EUR	1,298,677	CZK	57,528	66
3/20/2019	Morgan Stanley	25,000	EUR	649,360	CZK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	649,378	CZK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	648,926	CZK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	649,026	CZK	28,764	68
3/20/2019	Morgan Stanley	50,000	EUR	1,297,605	CZK	57,528	136
3/20/2019	Morgan Stanley	50,000	EUR	1,294,175	CZK	57,528	(22)
3/20/2019	Morgan Stanley	100,000	EUR	32,295,086	HUF	115,056	518
3/20/2019	Morgan Stanley	50,000	EUR	485,862	NOK	57,528	138
3/20/2019	Morgan Stanley	25,000	EUR	244,029	NOK	28,764	205
3/20/2019	Morgan Stanley	25,000	EUR	244,042	NOK	28,764	205
3/20/2019	Morgan Stanley	25,000	EUR	243,849	NOK	28,764	205
3/20/2019	Morgan Stanley	25,000	EUR	243,999	NOK	28,764	205
3/20/2019	Morgan Stanley	25,000	EUR	243,598	NOK	28,764	205
3/20/2019	Morgan Stanley	25,000	EUR	243,673	NOK	28,764	205
3/20/2019	Morgan Stanley	25,000	EUR	243,477	NOK	28,764	205
3/20/2019	Morgan Stanley	25,000	EUR	243,540	NOK	28,764	205
3/20/2019	Morgan Stanley	25,000	EUR	244,172	NOK	28,764	105
3/20/2019	Morgan Stanley	25,000	EUR	244,180	NOK	28,764	105
3/20/2019	Morgan Stanley	25,000	EUR	244,188	NOK	28,764	105
3/20/2019	Morgan Stanley	25,000	EUR	244,310	NOK	28,764	105
3/20/2019	Morgan Stanley	50,000	EUR	488,857	NOK	57,528	321
3/20/2019	Morgan Stanley	25,000	EUR	243,958	NOK	28,764	160
3/20/2019	Morgan Stanley	25,000	EUR	243,996	NOK	28,764	160
3/20/2019	Morgan Stanley	25,000	EUR	244,285	NOK	28,764	160
3/20/2019	Morgan Stanley	25,000	EUR	244,660	NOK	28,764	160
3/20/2019	Morgan Stanley	25,000	EUR	244,600	NOK	28,764	160
3/20/2019	Morgan Stanley	25,000	EUR	244,629	NOK	28,764	160
3/20/2019	Morgan Stanley	50,000	EUR	488,459	NOK	57,528	321
3/20/2019	Morgan Stanley	25,000	EUR	244,287	NOK	28,764	288
3/20/2019	Morgan Stanley	25,000	EUR	244,401	NOK	28,764	288
3/20/2019	Morgan Stanley	25,000	EUR	244,187	NOK	28,764	288
3/20/2019	Morgan Stanley	25,000	EUR	244,187	NOK	28,764	288
3/20/2019	Morgan Stanley	50,000	EUR	489,091	NOK	57,528	389
3/20/2019	Morgan Stanley	25,000	EUR	245,054	NOK	28,764	195
3/20/2019	Morgan Stanley	25,000	EUR	245,104	NOK	28,764	195
3/20/2019	Morgan Stanley	25,000	EUR	245,343	NOK	28,764	195
3/20/2019	Morgan Stanley	25,000	EUR	245,368	NOK	28,764	195
3/20/2019	Morgan Stanley	25,000	EUR	245,724	NOK	28,764	195
3/20/2019	Morgan Stanley	25,000	EUR	245,736	NOK	28,764	195
3/20/2019	Morgan Stanley	25,000	EUR	246,524	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	246,574	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	247,410	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	247,570	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,122	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,147	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	247,834	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	247,909	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,168	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,368	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,232	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,295	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,088	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,101	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,182	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,220	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,113	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,188	NOK	28,764	129
3/20/2019	Morgan Stanley	25,000	EUR	248,820	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	248,920	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	248,995	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,042	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,168	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,321	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	248,887	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	248,912	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	248,924	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	248,949	NOK	28,764	(20)
3/20/2019	Morgan Stanley	50,000	EUR	498,312	NOK	57,528	(40)
3/20/2019	Morgan Stanley	25,000	EUR	249,092	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,142	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,299	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,312	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,349	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,362	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,276	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,338	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,103	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,128	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	248,658	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	248,808	NOK	28,764	(20)
3/20/2019	Morgan Stanley	25,000	EUR	249,175	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,253	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,150	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,280	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,091	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,203	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,208	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,566	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,230	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,317	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,367	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	249,391	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,634	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,732	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,183	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,246	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,116	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,141	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,166	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,228	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,382	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,494	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,465	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,482	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,518	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,618	NOK	28,764	2
3/20/2019	Morgan Stanley	25,000	EUR	248,926	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	248,951	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	248,989	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,026	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	248,719	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	248,769	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	248,832	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	248,907	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	248,951	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,076	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	248,915	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	248,978	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,003	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,053	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,275	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,293	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,331	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,356	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,685	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,698	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	250,006	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	250,031	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	250,068	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	250,093	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,956	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,973	NOK	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	249,172	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	249,372	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	249,510	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	249,572	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	249,809	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,624	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,727	NOK	28,764	22
3/20/2019	Morgan Stanley	50,000	EUR	501,529	NOK	57,528	44
3/20/2019	Morgan Stanley	25,000	EUR	250,852	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,527	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,543	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,729	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,741	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,865	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,883	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,959	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,977	NOK	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	250,167	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,202	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,226	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,227	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,151	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,271	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,132	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,153	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,183	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,244	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,150	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,183	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,206	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,281	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,292	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,342	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,263	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,601	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	250,806	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	251,219	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	251,580	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	251,655	NOK	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	251,499	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	251,644	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	251,576	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	251,644	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	250,874	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	250,887	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	250,431	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	250,544	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	250,771	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	250,846	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	249,832	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	249,882	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	250,357	NOK	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	250,368	NOK	28,764	(11)
3/20/2019	Morgan Stanley	50,000	EUR	216,248	PLN	57,528	210
3/20/2019	Morgan Stanley	25,000	EUR	108,146	PLN	28,764	288
3/20/2019	Morgan Stanley	25,000	EUR	108,164	PLN	28,764	288
3/20/2019	Morgan Stanley	50,000	EUR	215,308	PLN	57,528	389
3/20/2019	Morgan Stanley	25,000	EUR	107,686	PLN	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	107,703	PLN	28,764	18
3/20/2019	Morgan Stanley	25,000	EUR	107,651	PLN	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	107,679	PLN	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	107,562	PLN	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	107,634	PLN	28,764	22
3/20/2019	Morgan Stanley	25,000	EUR	107,560	PLN	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	107,567	PLN	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	107,642	PLN	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	107,650	PLN	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	107,637	PLN	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	107,775	PLN	28,764	68
3/20/2019	Morgan Stanley	25,000	EUR	107,994	PLN	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	108,033	PLN	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	108,035	PLN	28,764	(11)
3/20/2019	Morgan Stanley	25,000	EUR	108,045	PLN	28,764	(11)
3/20/2019	Morgan Stanley	675,000	EUR	6,958,389	SEK	776,628	673
3/20/2019	Morgan Stanley	325,000	EUR	3,355,811	SEK	373,932	324
3/20/2019	Morgan Stanley	325,000	EUR	3,359,367	SEK	373,932	2,413
3/20/2019	Morgan Stanley	675,000	EUR	6,979,076	SEK	776,628	5,011
3/20/2019	Morgan Stanley	300,000	EUR	3,096,354	SEK	345,168	2,227
3/20/2019	Morgan Stanley	300,000	EUR	3,096,612	SEK	345,168	2,227
3/20/2019	Morgan Stanley	700,000	EUR	7,176,846	SEK	805,392	3,435
3/20/2019	Morgan Stanley	300,000	EUR	3,067,741	SEK	345,168	1,410
3/20/2019	Morgan Stanley	300,000	EUR	3,068,157	SEK	345,168	1,410
3/20/2019	Morgan Stanley	300,000	EUR	3,068,459	SEK	345,168	1,410
3/20/2019	Morgan Stanley	350,000	EUR	3,566,429	SEK	402,696	1,645
3/20/2019	Morgan Stanley	650,000	EUR	6,652,671	SEK	747,864	3,055
3/20/2019	Morgan Stanley	300,000	EUR	3,055,628	SEK	345,168	1,410
3/20/2019	Morgan Stanley	325,000	EUR	3,312,017	SEK	373,932	632
3/20/2019	Morgan Stanley	275,000	EUR	2,817,695	SEK	316,404	535
3/20/2019	Morgan Stanley	32,126,204	HUF	100,000	EUR	115,084	268
3/20/2019	Morgan Stanley	3,602,384	INR	50,000	USD	51,172	1,173
3/20/2019	Morgan Stanley	4,364,267	NOK	450,000	EUR	505,713	(10,603)
3/20/2019	Morgan Stanley	2,425,202	NOK	250,000	EUR	281,022	(5,892)
3/20/2019	Morgan Stanley	4,366,018	NOK	450,000	EUR	505,916	(10,608)
3/20/2019	Morgan Stanley	484,610	NOK	50,000	EUR	56,155	(1,177)
3/20/2019	Morgan Stanley	242,537	NOK	25,000	EUR	28,104	(462)
3/20/2019	Morgan Stanley	242,712	NOK	25,000	EUR	28,124	(463)
3/20/2019	Morgan Stanley	1,943,704	NOK	200,000	EUR	225,228	(3,705)
3/20/2019	Morgan Stanley	2,189,294	NOK	225,000	EUR	253,686	(4,173)
3/20/2019	Morgan Stanley	1,706,496	NOK	175,000	EUR	197,742	(3,252)
3/20/2019	Morgan Stanley	1,951,106	NOK	200,000	EUR	226,086	(3,719)
3/20/2019	Morgan Stanley	486,049	NOK	50,000	EUR	56,321	(926)
3/20/2019	Morgan Stanley	487,753	NOK	50,000	EUR	56,519	(930)
3/20/2019	Morgan Stanley	243,309	NOK	25,000	EUR	28,194	(464)
3/20/2019	Morgan Stanley	243,348	NOK	25,000	EUR	28,198	(464)
3/20/2019	Morgan Stanley	487,442	NOK	50,000	EUR	56,483	(929)
3/20/2019	Morgan Stanley	3,404,473	NOK	350,000	EUR	394,496	(8,571)
3/20/2019	Morgan Stanley	2,434,800	NOK	250,000	EUR	282,135	(6,129)
3/20/2019	Morgan Stanley	1,949,317	NOK	200,000	EUR	225,879	(4,907)
3/20/2019	Morgan Stanley	13,156,500	PHP	250,000	USD	248,636	(1,364)
3/20/2019	Morgan Stanley	2,645,437	PHP	50,000	USD	49,994	(5)
3/20/2019	Morgan Stanley	2,629,197	PHP	50,000	USD	49,688	(312)
3/20/2019	Morgan Stanley	2,654,437	PHP	50,000	USD	50,165	165
3/20/2019	Morgan Stanley	1,325,569	PHP	25,000	USD	25,051	51
3/20/2019	Morgan Stanley	1,325,900	PHP	25,000	USD	25,057	57
3/20/2019	Morgan Stanley	1,726,512	PLN	400,000	EUR	460,399	3,576
3/20/2019	Morgan Stanley	107,913	PLN	25,000	EUR	28,776	224
3/20/2019	Morgan Stanley	107,928	PLN	25,000	EUR	28,780	224
3/20/2019	Morgan Stanley	1,727,592	PLN	400,000	EUR	460,687	3,578
3/20/2019	Morgan Stanley	107,960	PLN	25,000	EUR	28,789	224
3/20/2019	Morgan Stanley	107,990	PLN	25,000	EUR	28,797	224
3/20/2019	Morgan Stanley	107,662	PLN	25,000	EUR	28,710	62
3/20/2019	Morgan Stanley	107,709	PLN	25,000	EUR	28,722	62
3/20/2019	Morgan Stanley	1,722,772	PLN	400,000	EUR	459,402	989
3/20/2019	Morgan Stanley	215,400	PLN	50,000	EUR	57,440	124
3/20/2019	Morgan Stanley	107,585	PLN	25,000	EUR	28,689	67
3/20/2019	Morgan Stanley	107,608	PLN	25,000	EUR	28,695	67
3/20/2019	Morgan Stanley	107,782	PLN	25,000	EUR	28,742	68
3/20/2019	Morgan Stanley	107,795	PLN	25,000	EUR	28,745	68
3/20/2019	Morgan Stanley	107,705	PLN	25,000	EUR	28,721	68
3/20/2019	Morgan Stanley	107,720	PLN	25,000	EUR	28,725	68
3/20/2019	Morgan Stanley	107,743	PLN	25,000	EUR	28,731	68
3/20/2019	Morgan Stanley	107,768	PLN	25,000	EUR	28,738	68
3/20/2019	Morgan Stanley	215,599	PLN	50,000	EUR	57,493	2
3/20/2019	Morgan Stanley	215,787	PLN	50,000	EUR	57,543	82
3/20/2019	Morgan Stanley	215,445	PLN	50,000	EUR	57,451	170
3/20/2019	Morgan Stanley	215,313	PLN	50,000	EUR	57,416	(157)
3/20/2019	Morgan Stanley	1,031,188	SEK	100,000	EUR	117,028	2,159
3/20/2019	Morgan Stanley	511,282	SEK	50,000	EUR	58,025	726
3/20/2019	Morgan Stanley	511,307	SEK	50,000	EUR	58,028	726
3/20/2019	Morgan Stanley	510,304	SEK	50,000	EUR	57,914	725
3/20/2019	Morgan Stanley	511,510	SEK	50,000	EUR	58,050	726
3/20/2019	Morgan Stanley	255,585	SEK	25,000	EUR	29,006	357
3/20/2019	Morgan Stanley	767,506	SEK	75,000	EUR	87,103	1,073
3/20/2019	Morgan Stanley	255,943	SEK	25,000	EUR	29,047	421
3/20/2019	Morgan Stanley	511,937	SEK	50,000	EUR	58,099	842
3/20/2019	Morgan Stanley	256,018	SEK	25,000	EUR	29,055	421
3/20/2019	Morgan Stanley	512,933	SEK	50,000	EUR	58,212	844
3/20/2019	Morgan Stanley	513,483	SEK	50,000	EUR	58,274	845
3/20/2019	Morgan Stanley	513,327	SEK	50,000	EUR	58,257	1,044
3/20/2019	Morgan Stanley	256,726	SEK	25,000	EUR	29,135	522
3/20/2019	Morgan Stanley	256,814	SEK	25,000	EUR	29,145	522
3/20/2019	Morgan Stanley	1,029,195	SEK	100,000	EUR	116,802	2,366
3/20/2019	Morgan Stanley	258,866	SEK	25,000	EUR	29,378	343
3/20/2019	Morgan Stanley	258,928	SEK	25,000	EUR	29,385	343
3/20/2019	Morgan Stanley	258,978	SEK	25,000	EUR	29,391	343
3/20/2019	Morgan Stanley	258,992	SEK	25,000	EUR	29,393	343
3/20/2019	Morgan Stanley	256,758	SEK	25,000	EUR	29,139	340
3/20/2019	Morgan Stanley	513,615	SEK	50,000	EUR	58,289	681
3/20/2019	Morgan Stanley	256,870	SEK	25,000	EUR	29,152	340
3/20/2019	Morgan Stanley	256,066	SEK	25,000	EUR	29,061	339
3/20/2019	Morgan Stanley	768,348	SEK	75,000	EUR	87,199	1,018
3/20/2019	Morgan Stanley	256,723	SEK	25,000	EUR	29,135	394
3/20/2019	Morgan Stanley	513,745	SEK	50,000	EUR	58,304	788
3/20/2019	Morgan Stanley	257,011	SEK	25,000	EUR	29,168	394
3/20/2019	Morgan Stanley	513,892	SEK	50,000	EUR	58,321	788
3/20/2019	Morgan Stanley	513,992	SEK	50,000	EUR	58,332	788
3/20/2019	Morgan Stanley	257,295	SEK	25,000	EUR	29,200	395
3/20/2019	Morgan Stanley	772,297	SEK	75,000	EUR	87,647	1,184
3/20/2019	Morgan Stanley	256,695	SEK	25,000	EUR	29,132	530
3/20/2019	Morgan Stanley	256,736	SEK	25,000	EUR	29,137	530
3/20/2019	Morgan Stanley	256,808	SEK	25,000	EUR	29,145	530
3/20/2019	Morgan Stanley	256,809	SEK	25,000	EUR	29,145	530
3/20/2019	Morgan Stanley	517,121	SEK	50,000	EUR	58,687	1,067
3/20/2019	Morgan Stanley	517,146	SEK	50,000	EUR	58,690	1,067
3/20/2019	Morgan Stanley	257,907	SEK	25,000	EUR	29,269	532
3/20/2019	Morgan Stanley	515,968	SEK	50,000	EUR	58,556	1,065
3/20/2019	Morgan Stanley	258,018	SEK	25,000	EUR	29,282	533
3/20/2019	Morgan Stanley	516,745	SEK	50,000	EUR	58,645	1,067
3/20/2019	Morgan Stanley	517,198	SEK	50,000	EUR	58,696	1,068
3/20/2019	Morgan Stanley	258,339	SEK	25,000	EUR	29,319	525
3/20/2019	Morgan Stanley	258,363	SEK	25,000	EUR	29,321	525
3/20/2019	Morgan Stanley	258,496	SEK	25,000	EUR	29,336	525
3/20/2019	Morgan Stanley	258,511	SEK	25,000	EUR	29,338	525
3/20/2019	Morgan Stanley	258,127	SEK	25,000	EUR	29,294	524
3/20/2019	Morgan Stanley	258,139	SEK	25,000	EUR	29,296	524
3/20/2019	Morgan Stanley	258,252	SEK	25,000	EUR	29,309	524
3/20/2019	Morgan Stanley	258,264	SEK	25,000	EUR	29,310	525
3/20/2019	Morgan Stanley	257,538	SEK	25,000	EUR	29,228	523
3/20/2019	Morgan Stanley	257,613	SEK	25,000	EUR	29,236	523
3/20/2019	Morgan Stanley	257,677	SEK	25,000	EUR	29,243	523
3/20/2019	Morgan Stanley	257,695	SEK	25,000	EUR	29,245	523
3/20/2019	Morgan Stanley	257,278	SEK	25,000	EUR	29,198	523
3/20/2019	Morgan Stanley	257,328	SEK	25,000	EUR	29,204	523
3/20/2019	Morgan Stanley	257,466	SEK	25,000	EUR	29,219	523
3/20/2019	Morgan Stanley	257,491	SEK	25,000	EUR	29,222	523
3/20/2019	Morgan Stanley	256,891	SEK	25,000	EUR	29,154	522
3/20/2019	Morgan Stanley	257,016	SEK	25,000	EUR	29,168	522
3/20/2019	Morgan Stanley	257,454	SEK	25,000	EUR	29,218	523
3/20/2019	Morgan Stanley	257,466	SEK	25,000	EUR	29,219	523
3/20/2019	Morgan Stanley	513,918	SEK	50,000	EUR	58,324	1,044
3/20/2019	Morgan Stanley	514,093	SEK	50,000	EUR	58,344	1,044
3/20/2019	Morgan Stanley	514,238	SEK	50,000	EUR	58,360	1,044
3/20/2019	Morgan Stanley	514,288	SEK	50,000	EUR	58,366	1,044
3/20/2019	Morgan Stanley	514,957	SEK	50,000	EUR	58,442	759
3/20/2019	Morgan Stanley	257,541	SEK	25,000	EUR	29,228	380
3/20/2019	Morgan Stanley	257,560	SEK	25,000	EUR	29,230	380
3/20/2019	Morgan Stanley	514,161	SEK	50,000	EUR	58,351	758
3/20/2019	Morgan Stanley	514,210	SEK	50,000	EUR	58,357	758
3/20/2019	Morgan Stanley	513,079	SEK	50,000	EUR	58,229	757
3/20/2019	Morgan Stanley	256,561	SEK	25,000	EUR	29,117	378
3/20/2019	Morgan Stanley	256,577	SEK	25,000	EUR	29,119	378
3/20/2019	Morgan Stanley	512,971	SEK	50,000	EUR	58,216	756
3/20/2019	Morgan Stanley	256,596	SEK	25,000	EUR	29,121	378
3/20/2019	Morgan Stanley	256,658	SEK	25,000	EUR	29,128	378
3/20/2019	Morgan Stanley	68,229	SGD	50,000	USD	50,146	146
3/20/2019	Morgan Stanley	68,391	SGD	50,000	USD	50,264	265
3/20/2019	Morgan Stanley	553,478	TRY	100,000	USD	99,908	(92)
3/20/2019	Morgan Stanley	759,500	TWD	25,000	USD	24,866	(133)
3/20/2019	Morgan Stanley	760,550	TWD	25,000	USD	24,901	(99)
3/20/2019	Morgan Stanley	1,526,828	TWD	50,000	USD	49,989	(11)
3/20/2019	Morgan Stanley	764,946	TWD	25,000	USD	25,045	45
3/20/2019	Morgan Stanley	765,021	TWD	25,000	USD	25,047	47
3/20/2019	Morgan Stanley	762,321	TWD	25,000	USD	24,959	(41)
3/20/2019	Morgan Stanley	762,375	TWD	25,000	USD	24,961	(39)
3/20/2019	Morgan Stanley	1,525,943	TWD	50,000	USD	49,960	(40)
3/20/2019	Morgan Stanley	763,221	TWD	25,000	USD	24,988	(12)
3/20/2019	Morgan Stanley	763,475	TWD	25,000	USD	24,997	(3)
3/20/2019	Morgan Stanley	761,475	TWD	25,000	USD	24,931	(69)
3/20/2019	Morgan Stanley	761,525	TWD	25,000	USD	24,933	(67)
3/20/2019	Morgan Stanley	4,159,655	ZAR	300,000	USD	286,523	(13,477)
3/20/2019	Morgan Stanley	690,626	ZAR	50,000	USD	47,571	(2,429)
							18,443
To Sell:
3/20/2019	Morgan Stanley	1,549,576	BRL	400,000	USD	397,494	2,506
3/20/2019	Morgan Stanley	197,162	BRL	50,000	USD	50,576	(575)
3/20/2019	Morgan Stanley	438,149,725	CLP	650,000	USD	631,867	18,133
3/20/2019	Morgan Stanley	16,736,413	CLP	25,000	USD	24,136	864
3/20/2019	Morgan Stanley	16,739,663	CLP	25,000	USD	24,141	859
3/20/2019	Morgan Stanley	33,446,500	CLP	50,000	USD	48,234	1,766
3/20/2019	Morgan Stanley	33,968,000	CLP	50,000	USD	48,986	1,014
3/20/2019	Morgan Stanley	34,277,520	CLP	50,000	USD	49,432	568
3/20/2019	Morgan Stanley	17,154,750	CLP	25,000	USD	24,739	261
3/20/2019	Morgan Stanley	17,165,138	CLP	25,000	USD	24,754	246
3/20/2019	Morgan Stanley	17,205,663	CLP	25,000	USD	24,813	187
3/20/2019	Morgan Stanley	17,208,000	CLP	25,000	USD	24,816	184
3/20/2019	Morgan Stanley	17,311,163	CLP	25,000	USD	24,965	35
3/20/2019	Morgan Stanley	17,319,163	CLP	25,000	USD	24,976	24
3/20/2019	Morgan Stanley	17,345,163	CLP	25,000	USD	25,014	(14)
3/20/2019	Morgan Stanley	17,352,663	CLP	25,000	USD	25,025	(25)
3/20/2019	Morgan Stanley	17,373,913	CLP	25,000	USD	25,055	(55)
3/20/2019	Morgan Stanley	17,374,250	CLP	25,000	USD	25,056	(56)
3/20/2019	Morgan Stanley	17,377,500	CLP	25,000	USD	25,061	(61)
3/20/2019	Morgan Stanley	17,384,750	CLP	25,000	USD	25,071	(71)
3/20/2019	Morgan Stanley	34,705,325	CLP	50,000	USD	50,049	(49)
3/20/2019	Morgan Stanley	2,113,981,025	COP	650,000	USD	648,504	1,496
3/20/2019	Morgan Stanley	325,102,850	COP	100,000	USD	99,731	269
3/20/2019	Morgan Stanley	2,108,618,525	COP	650,000	USD	646,859	3,141
3/20/2019	Morgan Stanley	1,924,367,100	COP	600,000	USD	590,336	9,664
3/20/2019	Morgan Stanley	161,335,500	COP	50,000	USD	49,493	507
3/20/2019	Morgan Stanley	82,360,750	COP	25,000	USD	25,266	(266)
3/20/2019	Morgan Stanley	82,420,000	COP	25,000	USD	25,284	(284)
3/20/2019	Morgan Stanley	325,802,850	COP	100,000	USD	99,946	54
3/20/2019	Morgan Stanley	81,608,713	COP	25,000	USD	25,035	(35)
3/20/2019	Morgan Stanley	81,639,963	COP	25,000	USD	25,045	(45)
3/20/2019	Morgan Stanley	1,298,677	CZK	50,000	EUR	57,809	(346)
3/20/2019	Morgan Stanley	649,360	CZK	25,000	EUR	28,905	(210)
3/20/2019	Morgan Stanley	649,378	CZK	25,000	EUR	28,906	(210)
3/20/2019	Morgan Stanley	648,926	CZK	25,000	EUR	28,886	(190)
3/20/2019	Morgan Stanley	649,026	CZK	25,000	EUR	28,891	(195)
3/20/2019	Morgan Stanley	1,297,605	CZK	50,000	EUR	57,761	(370)
3/20/2019	Morgan Stanley	1,294,175	CZK	50,000	EUR	57,608	(58)
3/20/2019	Morgan Stanley	25,000	EUR	648,684	CZK	28,764	(90)
3/20/2019	Morgan Stanley	25,000	EUR	648,794	CZK	28,764	(85)
3/20/2019	Morgan Stanley	25,000	EUR	648,978	CZK	28,764	(179)
3/20/2019	Morgan Stanley	25,000	EUR	649,174	CZK	28,764	(171)
3/20/2019	Morgan Stanley	25,000	EUR	648,531	CZK	28,764	(94)
3/20/2019	Morgan Stanley	25,000	EUR	648,566	CZK	28,764	(92)
3/20/2019	Morgan Stanley	25,000	EUR	648,125	CZK	28,764	(111)
3/20/2019	Morgan Stanley	25,000	EUR	648,637	CZK	28,764	(89)
3/20/2019	Morgan Stanley	25,000	EUR	647,862	CZK	28,764	(137)
3/20/2019	Morgan Stanley	25,000	EUR	648,066	CZK	28,764	(128)
3/20/2019	Morgan Stanley	25,000	EUR	647,270	CZK	28,764	(272)
3/20/2019	Morgan Stanley	25,000	EUR	647,492	CZK	28,764	(262)
3/20/2019	Morgan Stanley	25,000	EUR	646,921	CZK	28,764	(287)
3/20/2019	Morgan Stanley	25,000	EUR	646,969	CZK	28,764	(285)
3/20/2019	Morgan Stanley	25,000	EUR	647,004	CZK	28,764	(175)
3/20/2019	Morgan Stanley	25,000	EUR	647,053	CZK	28,764	(172)
3/20/2019	Morgan Stanley	50,000	EUR	1,294,449	CZK	57,528	(330)
3/20/2019	Morgan Stanley	25,000	EUR	645,729	CZK	28,764	(117)
3/20/2019	Morgan Stanley	25,000	EUR	646,111	CZK	28,764	(100)
3/20/2019	Morgan Stanley	25,000	EUR	645,849	CZK	28,764	(111)
3/20/2019	Morgan Stanley	25,000	EUR	645,923	CZK	28,764	(108)
3/20/2019	Morgan Stanley	25,000	EUR	645,436	CZK	28,764	(130)
3/20/2019	Morgan Stanley	25,000	EUR	645,640	CZK	28,764	(121)
3/20/2019	Morgan Stanley	25,000	EUR	645,916	CZK	28,764	(6)
3/20/2019	Morgan Stanley	25,000	EUR	646,042	CZK	28,764	(1)
3/20/2019	Morgan Stanley	25,000	EUR	646,889	CZK	28,764	37
3/20/2019	Morgan Stanley	25,000	EUR	646,964	CZK	28,764	40
3/20/2019	Morgan Stanley	25,000	EUR	646,341	CZK	28,764	(47)
3/20/2019	Morgan Stanley	25,000	EUR	646,588	CZK	28,764	(36)
3/20/2019	Morgan Stanley	25,000	EUR	647,022	CZK	28,764	(17)
3/20/2019	Morgan Stanley	25,000	EUR	647,177	CZK	28,764	(10)
3/20/2019	Morgan Stanley	25,000	EUR	647,627	CZK	28,764	(78)
3/20/2019	Morgan Stanley	25,000	EUR	647,927	CZK	28,764	(64)
3/20/2019	Morgan Stanley	100,000	EUR	32,126,204	HUF	115,056	(240)
3/20/2019	Morgan Stanley	450,000	EUR	4,364,267	NOK	517,752	(1,435)
3/20/2019	Morgan Stanley	250,000	EUR	2,425,202	NOK	287,640	(725)
3/20/2019	Morgan Stanley	450,000	EUR	4,366,018	NOK	517,752	(1,228)
3/20/2019	Morgan Stanley	50,000	EUR	484,610	NOK	57,528	(196)
3/20/2019	Morgan Stanley	25,000	EUR	242,537	NOK	28,764	(198)
3/20/2019	Morgan Stanley	25,000	EUR	242,712	NOK	28,764	(177)
3/20/2019	Morgan Stanley	200,000	EUR	1,943,704	NOK	230,112	(1,179)
3/20/2019	Morgan Stanley	225,000	EUR	2,189,294	NOK	258,876	(1,017)
3/20/2019	Morgan Stanley	175,000	EUR	1,706,496	NOK	201,348	(354)
3/20/2019	Morgan Stanley	200,000	EUR	1,951,106	NOK	230,112	(307)
3/20/2019	Morgan Stanley	50,000	EUR	486,049	NOK	57,528	(280)
3/20/2019	Morgan Stanley	50,000	EUR	487,753	NOK	57,528	(79)
3/20/2019	Morgan Stanley	25,000	EUR	243,309	NOK	28,764	(107)
3/20/2019	Morgan Stanley	25,000	EUR	243,348	NOK	28,764	(102)
3/20/2019	Morgan Stanley	50,000	EUR	487,442	NOK	57,528	(116)
3/20/2019	Morgan Stanley	350,000	EUR	3,404,473	NOK	402,696	371
3/20/2019	Morgan Stanley	250,000	EUR	2,434,800	NOK	287,640	624
3/20/2019	Morgan Stanley	200,000	EUR	1,949,317	NOK	230,112	674
3/20/2019	Morgan Stanley	400,000	EUR	1,726,512	PLN	460,224	(3,401)
3/20/2019	Morgan Stanley	25,000	EUR	107,913	PLN	28,764	(211)
3/20/2019	Morgan Stanley	25,000	EUR	107,928	PLN	28,764	(207)
3/20/2019	Morgan Stanley	400,000	EUR	1,727,592	PLN	460,224	(3,115)
3/20/2019	Morgan Stanley	25,000	EUR	107,960	PLN	28,764	(198)
3/20/2019	Morgan Stanley	25,000	EUR	107,990	PLN	28,764	(191)
3/20/2019	Morgan Stanley	25,000	EUR	107,662	PLN	28,764	(116)
3/20/2019	Morgan Stanley	25,000	EUR	107,709	PLN	28,764	(104)
3/20/2019	Morgan Stanley	400,000	EUR	1,722,772	PLN	460,224	(1,811)
3/20/2019	Morgan Stanley	50,000	EUR	215,400	PLN	57,528	(212)
3/20/2019	Morgan Stanley	25,000	EUR	107,585	PLN	28,764	(142)
3/20/2019	Morgan Stanley	25,000	EUR	107,608	PLN	28,764	(136)
3/20/2019	Morgan Stanley	25,000	EUR	107,782	PLN	28,764	(90)
3/20/2019	Morgan Stanley	25,000	EUR	107,795	PLN	28,764	(87)
3/20/2019	Morgan Stanley	25,000	EUR	107,705	PLN	28,764	(110)
3/20/2019	Morgan Stanley	25,000	EUR	107,720	PLN	28,764	(107)
3/20/2019	Morgan Stanley	25,000	EUR	107,743	PLN	28,764	(100)
3/20/2019	Morgan Stanley	25,000	EUR	107,768	PLN	28,764	(94)
3/20/2019	Morgan Stanley	50,000	EUR	215,599	PLN	57,528	(37)
3/20/2019	Morgan Stanley	50,000	EUR	215,787	PLN	57,528	(67)
3/20/2019	Morgan Stanley	50,000	EUR	215,445	PLN	57,528	(247)
3/20/2019	Morgan Stanley	50,000	EUR	215,313	PLN	57,528	46
3/20/2019	Morgan Stanley	100,000	EUR	1,031,188	SEK	115,056	(187)
3/20/2019	Morgan Stanley	50,000	EUR	511,282	SEK	57,528	(229)
3/20/2019	Morgan Stanley	50,000	EUR	511,307	SEK	57,528	(227)
3/20/2019	Morgan Stanley	50,000	EUR	510,304	SEK	57,528	(339)
3/20/2019	Morgan Stanley	50,000	EUR	511,510	SEK	57,528	(204)
3/20/2019	Morgan Stanley	25,000	EUR	255,585	SEK	28,764	(115)
3/20/2019	Morgan Stanley	75,000	EUR	767,506	SEK	86,292	(262)
3/20/2019	Morgan Stanley	25,000	EUR	255,943	SEK	28,764	(138)
3/20/2019	Morgan Stanley	50,000	EUR	511,937	SEK	57,528	(271)
3/20/2019	Morgan Stanley	25,000	EUR	256,018	SEK	28,764	(130)
3/20/2019	Morgan Stanley	50,000	EUR	512,933	SEK	57,528	(160)
3/20/2019	Morgan Stanley	50,000	EUR	513,483	SEK	57,528	(98)
3/20/2019	Morgan Stanley	50,000	EUR	513,327	SEK	57,528	(315)
3/20/2019	Morgan Stanley	25,000	EUR	256,726	SEK	28,764	(151)
3/20/2019	Morgan Stanley	25,000	EUR	256,814	SEK	28,764	(141)
3/20/2019	Morgan Stanley	100,000	EUR	1,029,195	SEK	115,056	(620)
3/20/2019	Morgan Stanley	25,000	EUR	258,866	SEK	28,764	271
3/20/2019	Morgan Stanley	25,000	EUR	258,928	SEK	28,764	278
3/20/2019	Morgan Stanley	25,000	EUR	258,978	SEK	28,764	284
3/20/2019	Morgan Stanley	25,000	EUR	258,992	SEK	28,764	285
3/20/2019	Morgan Stanley	25,000	EUR	256,758	SEK	28,764	35
3/20/2019	Morgan Stanley	50,000	EUR	513,615	SEK	57,528	81
3/20/2019	Morgan Stanley	25,000	EUR	256,870	SEK	28,764	47
3/20/2019	Morgan Stanley	25,000	EUR	256,066	SEK	28,764	(43)
3/20/2019	Morgan Stanley	75,000	EUR	768,348	SEK	86,292	(112)
3/20/2019	Morgan Stanley	25,000	EUR	256,723	SEK	28,764	(23)
3/20/2019	Morgan Stanley	50,000	EUR	513,745	SEK	57,528	(12)
3/20/2019	Morgan Stanley	25,000	EUR	257,011	SEK	28,764	10
3/20/2019	Morgan Stanley	50,000	EUR	513,892	SEK	57,528	5
3/20/2019	Morgan Stanley	50,000	EUR	513,992	SEK	57,528	16
3/20/2019	Morgan Stanley	25,000	EUR	257,295	SEK	28,764	41
3/20/2019	Morgan Stanley	75,000	EUR	772,297	SEK	86,292	171
3/20/2019	Morgan Stanley	25,000	EUR	256,695	SEK	28,764	(162)
3/20/2019	Morgan Stanley	25,000	EUR	256,736	SEK	28,764	(157)
3/20/2019	Morgan Stanley	25,000	EUR	256,808	SEK	28,764	(149)
3/20/2019	Morgan Stanley	25,000	EUR	256,809	SEK	28,764	(149)
3/20/2019	Morgan Stanley	50,000	EUR	517,121	SEK	57,528	92
3/20/2019	Morgan Stanley	50,000	EUR	517,146	SEK	57,528	95
3/20/2019	Morgan Stanley	25,000	EUR	257,907	SEK	28,764	(27)
3/20/2019	Morgan Stanley	50,000	EUR	515,968	SEK	57,528	(37)
3/20/2019	Morgan Stanley	25,000	EUR	258,018	SEK	28,764	(14)
3/20/2019	Morgan Stanley	50,000	EUR	516,745	SEK	57,528	50
3/20/2019	Morgan Stanley	50,000	EUR	517,198	SEK	57,528	100
3/20/2019	Morgan Stanley	25,000	EUR	258,339	SEK	28,764	30
3/20/2019	Morgan Stanley	25,000	EUR	258,363	SEK	28,764	33
3/20/2019	Morgan Stanley	25,000	EUR	258,496	SEK	28,764	47
3/20/2019	Morgan Stanley	25,000	EUR	258,511	SEK	28,764	49
3/20/2019	Morgan Stanley	25,000	EUR	258,127	SEK	28,764	6
3/20/2019	Morgan Stanley	25,000	EUR	258,139	SEK	28,764	8
3/20/2019	Morgan Stanley	25,000	EUR	258,252	SEK	28,764	20
3/20/2019	Morgan Stanley	25,000	EUR	258,264	SEK	28,764	21
3/20/2019	Morgan Stanley	25,000	EUR	257,538	SEK	28,764	(59)
3/20/2019	Morgan Stanley	25,000	EUR	257,613	SEK	28,764	(51)
3/20/2019	Morgan Stanley	25,000	EUR	257,677	SEK	28,764	(44)
3/20/2019	Morgan Stanley	25,000	EUR	257,695	SEK	28,764	(42)
3/20/2019	Morgan Stanley	25,000	EUR	257,278	SEK	28,764	(88)
3/20/2019	Morgan Stanley	25,000	EUR	257,328	SEK	28,764	(83)
3/20/2019	Morgan Stanley	25,000	EUR	257,466	SEK	28,764	(67)
3/20/2019	Morgan Stanley	25,000	EUR	257,491	SEK	28,764	(65)
3/20/2019	Morgan Stanley	25,000	EUR	256,891	SEK	28,764	(132)
3/20/2019	Morgan Stanley	25,000	EUR	257,016	SEK	28,764	(118)
3/20/2019	Morgan Stanley	25,000	EUR	257,454	SEK	28,764	(69)
3/20/2019	Morgan Stanley	25,000	EUR	257,466	SEK	28,764	(67)
3/20/2019	Morgan Stanley	50,000	EUR	513,918	SEK	57,528	(248)
3/20/2019	Morgan Stanley	50,000	EUR	514,093	SEK	57,528	(228)
3/20/2019	Morgan Stanley	50,000	EUR	514,238	SEK	57,528	(212)
3/20/2019	Morgan Stanley	50,000	EUR	514,288	SEK	57,528	(207)
3/20/2019	Morgan Stanley	50,000	EUR	514,957	SEK	57,528	154
3/20/2019	Morgan Stanley	25,000	EUR	257,541	SEK	28,764	84
3/20/2019	Morgan Stanley	25,000	EUR	257,560	SEK	28,764	86
3/20/2019	Morgan Stanley	50,000	EUR	514,161	SEK	57,528	65
3/20/2019	Morgan Stanley	50,000	EUR	514,210	SEK	57,528	71
3/20/2019	Morgan Stanley	50,000	EUR	513,079	SEK	57,528	(56)
3/20/2019	Morgan Stanley	25,000	EUR	256,561	SEK	28,764	(26)
3/20/2019	Morgan Stanley	25,000	EUR	256,577	SEK	28,764	(24)
3/20/2019	Morgan Stanley	50,000	EUR	512,971	SEK	57,528	(68)
3/20/2019	Morgan Stanley	25,000	EUR	256,596	SEK	28,764	(22)
3/20/2019	Morgan Stanley	25,000	EUR	256,658	SEK	28,764	(15)
3/20/2019	Morgan Stanley	32,295,086	HUF	100,000	EUR	115,689	(1,151)
3/20/2019	Morgan Stanley	2,958,645	ILS	800,000	USD	796,453	3,547
3/20/2019	Morgan Stanley	2,591,120	ILS	700,000	USD	697,517	2,483
3/20/2019	Morgan Stanley	372,607	ILS	100,000	USD	100,304	(304)
3/20/2019	Morgan Stanley	93,722	ILS	25,000	USD	25,229	(229)
3/20/2019	Morgan Stanley	187,457	ILS	50,000	USD	50,463	(463)
3/20/2019	Morgan Stanley	93,737	ILS	25,000	USD	25,233	(233)
3/20/2019	Morgan Stanley	373,838	ILS	100,000	USD	100,635	(635)
3/20/2019	Morgan Stanley	187,357	ILS	50,000	USD	50,436	(435)
3/20/2019	Morgan Stanley	187,417	ILS	50,000	USD	50,452	(452)
3/20/2019	Morgan Stanley	374,754	ILS	100,000	USD	100,882	(882)
3/20/2019	Morgan Stanley	10,692,498	INR	150,000	USD	151,889	(1,888)
3/20/2019	Morgan Stanley	485,862	NOK	50,000	EUR	56,300	1,090
3/20/2019	Morgan Stanley	244,029	NOK	25,000	EUR	28,277	282
3/20/2019	Morgan Stanley	244,042	NOK	25,000	EUR	28,279	281
3/20/2019	Morgan Stanley	243,849	NOK	25,000	EUR	28,256	303
3/20/2019	Morgan Stanley	243,999	NOK	25,000	EUR	28,274	286
3/20/2019	Morgan Stanley	243,598	NOK	25,000	EUR	28,227	332
3/20/2019	Morgan Stanley	243,673	NOK	25,000	EUR	28,236	323
3/20/2019	Morgan Stanley	243,477	NOK	25,000	EUR	28,213	346
3/20/2019	Morgan Stanley	243,540	NOK	25,000	EUR	28,220	339
3/20/2019	Morgan Stanley	244,172	NOK	25,000	EUR	28,294	365
3/20/2019	Morgan Stanley	244,180	NOK	25,000	EUR	28,295	364
3/20/2019	Morgan Stanley	244,188	NOK	25,000	EUR	28,296	363
3/20/2019	Morgan Stanley	244,310	NOK	25,000	EUR	28,310	349
3/20/2019	Morgan Stanley	488,857	NOK	50,000	EUR	56,647	561
3/20/2019	Morgan Stanley	243,958	NOK	25,000	EUR	28,269	335
3/20/2019	Morgan Stanley	243,996	NOK	25,000	EUR	28,273	331
3/20/2019	Morgan Stanley	244,285	NOK	25,000	EUR	28,307	297
3/20/2019	Morgan Stanley	244,660	NOK	25,000	EUR	28,350	254
3/20/2019	Morgan Stanley	244,600	NOK	25,000	EUR	28,343	260
3/20/2019	Morgan Stanley	244,629	NOK	25,000	EUR	28,347	257
3/20/2019	Morgan Stanley	488,459	NOK	50,000	EUR	56,601	607
3/20/2019	Morgan Stanley	244,287	NOK	25,000	EUR	28,307	169
3/20/2019	Morgan Stanley	244,401	NOK	25,000	EUR	28,320	156
3/20/2019	Morgan Stanley	244,187	NOK	25,000	EUR	28,295	180
3/20/2019	Morgan Stanley	244,187	NOK	25,000	EUR	28,295	180
3/20/2019	Morgan Stanley	489,091	NOK	50,000	EUR	56,674	465
3/20/2019	Morgan Stanley	245,054	NOK	25,000	EUR	28,396	174
3/20/2019	Morgan Stanley	245,104	NOK	25,000	EUR	28,402	168
3/20/2019	Morgan Stanley	245,343	NOK	25,000	EUR	28,429	140
3/20/2019	Morgan Stanley	245,368	NOK	25,000	EUR	28,432	137
3/20/2019	Morgan Stanley	245,724	NOK	25,000	EUR	28,473	96
3/20/2019	Morgan Stanley	245,736	NOK	25,000	EUR	28,475	95
3/20/2019	Morgan Stanley	246,524	NOK	25,000	EUR	28,566	68
3/20/2019	Morgan Stanley	246,574	NOK	25,000	EUR	28,572	63
3/20/2019	Morgan Stanley	247,410	NOK	25,000	EUR	28,669	(34)
3/20/2019	Morgan Stanley	247,570	NOK	25,000	EUR	28,687	(53)
3/20/2019	Morgan Stanley	248,122	NOK	25,000	EUR	28,751	(117)
3/20/2019	Morgan Stanley	248,147	NOK	25,000	EUR	28,754	(120)
3/20/2019	Morgan Stanley	247,834	NOK	25,000	EUR	28,718	(83)
3/20/2019	Morgan Stanley	247,909	NOK	25,000	EUR	28,727	(92)
3/20/2019	Morgan Stanley	248,168	NOK	25,000	EUR	28,757	(122)
3/20/2019	Morgan Stanley	248,368	NOK	25,000	EUR	28,780	(145)
3/20/2019	Morgan Stanley	248,232	NOK	25,000	EUR	28,764	(130)
3/20/2019	Morgan Stanley	248,295	NOK	25,000	EUR	28,771	(137)
3/20/2019	Morgan Stanley	248,088	NOK	25,000	EUR	28,747	(113)
3/20/2019	Morgan Stanley	248,101	NOK	25,000	EUR	28,749	(114)
3/20/2019	Morgan Stanley	248,182	NOK	25,000	EUR	28,758	(124)
3/20/2019	Morgan Stanley	248,220	NOK	25,000	EUR	28,763	(128)
3/20/2019	Morgan Stanley	248,113	NOK	25,000	EUR	28,750	(116)
3/20/2019	Morgan Stanley	248,188	NOK	25,000	EUR	28,759	(124)
3/20/2019	Morgan Stanley	248,820	NOK	25,000	EUR	28,832	(48)
3/20/2019	Morgan Stanley	248,920	NOK	25,000	EUR	28,844	(60)
3/20/2019	Morgan Stanley	248,995	NOK	25,000	EUR	28,853	(69)
3/20/2019	Morgan Stanley	249,042	NOK	25,000	EUR	28,858	(74)
3/20/2019	Morgan Stanley	249,168	NOK	25,000	EUR	28,873	(89)
3/20/2019	Morgan Stanley	249,321	NOK	25,000	EUR	28,890	(106)
3/20/2019	Morgan Stanley	248,887	NOK	25,000	EUR	28,840	(56)
3/20/2019	Morgan Stanley	248,912	NOK	25,000	EUR	28,843	(59)
3/20/2019	Morgan Stanley	248,924	NOK	25,000	EUR	28,844	(60)
3/20/2019	Morgan Stanley	248,949	NOK	25,000	EUR	28,847	(63)
3/20/2019	Morgan Stanley	498,312	NOK	50,000	EUR	57,742	(175)
3/20/2019	Morgan Stanley	249,092	NOK	25,000	EUR	28,864	(80)
3/20/2019	Morgan Stanley	249,142	NOK	25,000	EUR	28,870	(86)
3/20/2019	Morgan Stanley	249,299	NOK	25,000	EUR	28,888	(104)
3/20/2019	Morgan Stanley	249,312	NOK	25,000	EUR	28,889	(105)
3/20/2019	Morgan Stanley	249,349	NOK	25,000	EUR	28,894	(110)
3/20/2019	Morgan Stanley	249,362	NOK	25,000	EUR	28,895	(111)
3/20/2019	Morgan Stanley	249,276	NOK	25,000	EUR	28,885	(101)
3/20/2019	Morgan Stanley	249,338	NOK	25,000	EUR	28,892	(108)
3/20/2019	Morgan Stanley	249,103	NOK	25,000	EUR	28,865	(81)
3/20/2019	Morgan Stanley	249,128	NOK	25,000	EUR	28,868	(84)
3/20/2019	Morgan Stanley	248,658	NOK	25,000	EUR	28,813	(29)
3/20/2019	Morgan Stanley	248,808	NOK	25,000	EUR	28,831	(47)
3/20/2019	Morgan Stanley	249,175	NOK	25,000	EUR	28,873	(112)
3/20/2019	Morgan Stanley	249,253	NOK	25,000	EUR	28,882	(121)
3/20/2019	Morgan Stanley	249,150	NOK	25,000	EUR	28,871	(109)
3/20/2019	Morgan Stanley	249,280	NOK	25,000	EUR	28,886	(124)
3/20/2019	Morgan Stanley	249,091	NOK	25,000	EUR	28,864	(102)
3/20/2019	Morgan Stanley	249,203	NOK	25,000	EUR	28,877	(115)
3/20/2019	Morgan Stanley	249,208	NOK	25,000	EUR	28,877	(115)
3/20/2019	Morgan Stanley	249,566	NOK	25,000	EUR	28,919	(157)
3/20/2019	Morgan Stanley	249,230	NOK	25,000	EUR	28,880	(118)
3/20/2019	Morgan Stanley	249,317	NOK	25,000	EUR	28,890	(128)
3/20/2019	Morgan Stanley	249,367	NOK	25,000	EUR	28,896	(134)
3/20/2019	Morgan Stanley	249,391	NOK	25,000	EUR	28,898	(136)
3/20/2019	Morgan Stanley	248,634	NOK	25,000	EUR	28,811	(49)
3/20/2019	Morgan Stanley	248,732	NOK	25,000	EUR	28,822	(60)
3/20/2019	Morgan Stanley	248,183	NOK	25,000	EUR	28,758	3
3/20/2019	Morgan Stanley	248,246	NOK	25,000	EUR	28,766	(4)
3/20/2019	Morgan Stanley	248,116	NOK	25,000	EUR	28,751	11
3/20/2019	Morgan Stanley	248,141	NOK	25,000	EUR	28,754	8
3/20/2019	Morgan Stanley	248,166	NOK	25,000	EUR	28,756	5
3/20/2019	Morgan Stanley	248,228	NOK	25,000	EUR	28,764	(2)
3/20/2019	Morgan Stanley	248,382	NOK	25,000	EUR	28,781	(20)
3/20/2019	Morgan Stanley	248,494	NOK	25,000	EUR	28,795	(33)
3/20/2019	Morgan Stanley	248,465	NOK	25,000	EUR	28,791	(29)
3/20/2019	Morgan Stanley	248,482	NOK	25,000	EUR	28,793	(31)
3/20/2019	Morgan Stanley	248,518	NOK	25,000	EUR	28,797	(35)
3/20/2019	Morgan Stanley	248,618	NOK	25,000	EUR	28,809	(47)
3/20/2019	Morgan Stanley	248,926	NOK	25,000	EUR	28,845	(98)
3/20/2019	Morgan Stanley	248,951	NOK	25,000	EUR	28,847	(101)
3/20/2019	Morgan Stanley	248,989	NOK	25,000	EUR	28,852	(105)
3/20/2019	Morgan Stanley	249,026	NOK	25,000	EUR	28,856	(110)
3/20/2019	Morgan Stanley	248,719	NOK	25,000	EUR	28,821	(74)
3/20/2019	Morgan Stanley	248,769	NOK	25,000	EUR	28,826	(80)
3/20/2019	Morgan Stanley	248,832	NOK	25,000	EUR	28,834	(87)
3/20/2019	Morgan Stanley	248,907	NOK	25,000	EUR	28,842	(96)
3/20/2019	Morgan Stanley	248,951	NOK	25,000	EUR	28,847	(101)
3/20/2019	Morgan Stanley	249,076	NOK	25,000	EUR	28,862	(116)
3/20/2019	Morgan Stanley	248,915	NOK	25,000	EUR	28,843	(97)
3/20/2019	Morgan Stanley	248,978	NOK	25,000	EUR	28,851	(104)
3/20/2019	Morgan Stanley	249,003	NOK	25,000	EUR	28,853	(107)
3/20/2019	Morgan Stanley	249,053	NOK	25,000	EUR	28,859	(113)
3/20/2019	Morgan Stanley	249,275	NOK	25,000	EUR	28,885	(139)
3/20/2019	Morgan Stanley	249,293	NOK	25,000	EUR	28,887	(141)
3/20/2019	Morgan Stanley	249,331	NOK	25,000	EUR	28,891	(145)
3/20/2019	Morgan Stanley	249,356	NOK	25,000	EUR	28,894	(148)
3/20/2019	Morgan Stanley	249,685	NOK	25,000	EUR	28,933	(186)
3/20/2019	Morgan Stanley	249,698	NOK	25,000	EUR	28,934	(188)
3/20/2019	Morgan Stanley	250,006	NOK	25,000	EUR	28,970	(223)
3/20/2019	Morgan Stanley	250,031	NOK	25,000	EUR	28,973	(226)
3/20/2019	Morgan Stanley	250,068	NOK	25,000	EUR	28,977	(231)
3/20/2019	Morgan Stanley	250,093	NOK	25,000	EUR	28,980	(233)
3/20/2019	Morgan Stanley	249,956	NOK	25,000	EUR	28,964	(218)
3/20/2019	Morgan Stanley	249,973	NOK	25,000	EUR	28,966	(220)
3/20/2019	Morgan Stanley	249,172	NOK	25,000	EUR	28,873	(131)
3/20/2019	Morgan Stanley	249,372	NOK	25,000	EUR	28,896	(154)
3/20/2019	Morgan Stanley	249,510	NOK	25,000	EUR	28,912	(170)
3/20/2019	Morgan Stanley	249,572	NOK	25,000	EUR	28,919	(177)
3/20/2019	Morgan Stanley	249,809	NOK	25,000	EUR	28,947	(205)
3/20/2019	Morgan Stanley	250,624	NOK	25,000	EUR	29,041	(299)
3/20/2019	Morgan Stanley	250,727	NOK	25,000	EUR	29,053	(311)
3/20/2019	Morgan Stanley	501,529	NOK	50,000	EUR	58,115	(631)
3/20/2019	Morgan Stanley	250,852	NOK	25,000	EUR	29,068	(326)
3/20/2019	Morgan Stanley	250,527	NOK	25,000	EUR	29,030	(288)
3/20/2019	Morgan Stanley	250,543	NOK	25,000	EUR	29,032	(290)
3/20/2019	Morgan Stanley	250,729	NOK	25,000	EUR	29,053	(311)
3/20/2019	Morgan Stanley	250,741	NOK	25,000	EUR	29,055	(313)
3/20/2019	Morgan Stanley	250,865	NOK	25,000	EUR	29,069	(327)
3/20/2019	Morgan Stanley	250,883	NOK	25,000	EUR	29,071	(329)
3/20/2019	Morgan Stanley	250,959	NOK	25,000	EUR	29,080	(338)
3/20/2019	Morgan Stanley	250,977	NOK	25,000	EUR	29,082	(340)
3/20/2019	Morgan Stanley	250,167	NOK	25,000	EUR	28,988	(293)
3/20/2019	Morgan Stanley	250,202	NOK	25,000	EUR	28,992	(297)
3/20/2019	Morgan Stanley	250,226	NOK	25,000	EUR	28,995	(299)
3/20/2019	Morgan Stanley	250,227	NOK	25,000	EUR	28,995	(299)
3/20/2019	Morgan Stanley	250,151	NOK	25,000	EUR	28,987	(291)
3/20/2019	Morgan Stanley	250,271	NOK	25,000	EUR	29,000	(305)
3/20/2019	Morgan Stanley	250,132	NOK	25,000	EUR	28,984	(288)
3/20/2019	Morgan Stanley	250,153	NOK	25,000	EUR	28,987	(291)
3/20/2019	Morgan Stanley	250,183	NOK	25,000	EUR	28,990	(294)
3/20/2019	Morgan Stanley	250,244	NOK	25,000	EUR	28,997	(302)
3/20/2019	Morgan Stanley	250,150	NOK	25,000	EUR	28,986	(291)
3/20/2019	Morgan Stanley	250,183	NOK	25,000	EUR	28,990	(294)
3/20/2019	Morgan Stanley	250,206	NOK	25,000	EUR	28,993	(297)
3/20/2019	Morgan Stanley	250,281	NOK	25,000	EUR	29,002	(306)
3/20/2019	Morgan Stanley	250,292	NOK	25,000	EUR	29,003	(307)
3/20/2019	Morgan Stanley	250,342	NOK	25,000	EUR	29,009	(313)
3/20/2019	Morgan Stanley	250,263	NOK	25,000	EUR	28,999	(304)
3/20/2019	Morgan Stanley	250,601	NOK	25,000	EUR	29,039	(343)
3/20/2019	Morgan Stanley	250,806	NOK	25,000	EUR	29,062	(367)
3/20/2019	Morgan Stanley	251,219	NOK	25,000	EUR	29,110	(414)
3/20/2019	Morgan Stanley	251,580	NOK	25,000	EUR	29,152	(456)
3/20/2019	Morgan Stanley	251,655	NOK	25,000	EUR	29,161	(465)
3/20/2019	Morgan Stanley	251,499	NOK	25,000	EUR	29,143	(368)
3/20/2019	Morgan Stanley	251,644	NOK	25,000	EUR	29,159	(384)
3/20/2019	Morgan Stanley	251,576	NOK	25,000	EUR	29,152	(376)
3/20/2019	Morgan Stanley	251,644	NOK	25,000	EUR	29,159	(384)
3/20/2019	Morgan Stanley	250,874	NOK	25,000	EUR	29,070	(295)
3/20/2019	Morgan Stanley	250,887	NOK	25,000	EUR	29,072	(297)
3/20/2019	Morgan Stanley	250,431	NOK	25,000	EUR	29,019	(244)
3/20/2019	Morgan Stanley	250,544	NOK	25,000	EUR	29,032	(257)
3/20/2019	Morgan Stanley	250,771	NOK	25,000	EUR	29,058	(283)
3/20/2019	Morgan Stanley	250,846	NOK	25,000	EUR	29,067	(292)
3/20/2019	Morgan Stanley	249,832	NOK	25,000	EUR	28,949	(174)
3/20/2019	Morgan Stanley	249,882	NOK	25,000	EUR	28,955	(180)
3/20/2019	Morgan Stanley	250,357	NOK	25,000	EUR	29,010	(235)
3/20/2019	Morgan Stanley	250,368	NOK	25,000	EUR	29,012	(237)
3/20/2019	Morgan Stanley	2,652,663	PHP	50,000	USD	50,131	(131)
3/20/2019	Morgan Stanley	1,334,631	PHP	25,000	USD	25,222	(222)
3/20/2019	Morgan Stanley	1,335,431	PHP	25,000	USD	25,237	(237)
3/20/2019	Morgan Stanley	216,248	PLN	50,000	EUR	57,666	(348)
3/20/2019	Morgan Stanley	108,146	PLN	25,000	EUR	28,839	(363)
3/20/2019	Morgan Stanley	108,164	PLN	25,000	EUR	28,843	(368)
3/20/2019	Morgan Stanley	215,308	PLN	50,000	EUR	57,415	(276)
3/20/2019	Morgan Stanley	107,686	PLN	25,000	EUR	28,716	30
3/20/2019	Morgan Stanley	107,703	PLN	25,000	EUR	28,721	26
3/20/2019	Morgan Stanley	107,651	PLN	25,000	EUR	28,707	35
3/20/2019	Morgan Stanley	107,679	PLN	25,000	EUR	28,714	28
3/20/2019	Morgan Stanley	107,562	PLN	25,000	EUR	28,683	59
3/20/2019	Morgan Stanley	107,634	PLN	25,000	EUR	28,702	40
3/20/2019	Morgan Stanley	107,560	PLN	25,000	EUR	28,682	13
3/20/2019	Morgan Stanley	107,567	PLN	25,000	EUR	28,684	11
3/20/2019	Morgan Stanley	107,642	PLN	25,000	EUR	28,704	(8)
3/20/2019	Morgan Stanley	107,650	PLN	25,000	EUR	28,706	(11)
3/20/2019	Morgan Stanley	107,637	PLN	25,000	EUR	28,703	(7)
3/20/2019	Morgan Stanley	107,775	PLN	25,000	EUR	28,740	(44)
3/20/2019	Morgan Stanley	107,994	PLN	25,000	EUR	28,798	(23)
3/20/2019	Morgan Stanley	108,033	PLN	25,000	EUR	28,808	(33)
3/20/2019	Morgan Stanley	108,035	PLN	25,000	EUR	28,809	(34)
3/20/2019	Morgan Stanley	108,045	PLN	25,000	EUR	28,812	(37)
3/20/2019	Morgan Stanley	3,360,035	RUB	50,000	USD	47,942	2,058
3/20/2019	Morgan Stanley	3,364,625	RUB	50,000	USD	48,008	1,992
3/20/2019	Morgan Stanley	3,357,255	RUB	50,000	USD	47,902	2,098
3/20/2019	Morgan Stanley	3,371,285	RUB	50,000	USD	48,103	1,897
3/20/2019	Morgan Stanley	1,696,957	RUB	25,000	USD	24,213	787
3/20/2019	Morgan Stanley	1,696,989	RUB	25,000	USD	24,213	787
3/20/2019	Morgan Stanley	1,702,802	RUB	25,000	USD	24,296	704
3/20/2019	Morgan Stanley	1,704,795	RUB	25,000	USD	24,325	675
3/20/2019	Morgan Stanley	1,715,797	RUB	25,000	USD	24,482	519
3/20/2019	Morgan Stanley	1,716,436	RUB	25,000	USD	24,491	509
3/20/2019	Morgan Stanley	3,451,935	RUB	50,000	USD	49,253	747
3/20/2019	Morgan Stanley	1,726,734	RUB	25,000	USD	24,638	362
3/20/2019	Morgan Stanley	1,726,882	RUB	25,000	USD	24,640	360
3/20/2019	Morgan Stanley	3,456,428	RUB	50,000	USD	49,318	683
3/20/2019	Morgan Stanley	1,740,462	RUB	25,000	USD	24,834	167
3/20/2019	Morgan Stanley	1,740,842	RUB	25,000	USD	24,839	161
3/20/2019	Morgan Stanley	1,741,207	RUB	25,000	USD	24,844	156
3/20/2019	Morgan Stanley	1,741,922	RUB	25,000	USD	24,854	146
3/20/2019	Morgan Stanley	1,742,417	RUB	25,000	USD	24,861	139
3/20/2019	Morgan Stanley	1,747,320	RUB	25,000	USD	24,931	69
3/20/2019	Morgan Stanley	1,749,405	RUB	25,000	USD	24,961	39
3/20/2019	Morgan Stanley	1,751,067	RUB	25,000	USD	24,985	15
3/20/2019	Morgan Stanley	1,751,727	RUB	25,000	USD	24,994	6
3/20/2019	Morgan Stanley	1,753,480	RUB	25,000	USD	25,019	(19)
3/20/2019	Morgan Stanley	1,753,935	RUB	25,000	USD	25,026	(26)
3/20/2019	Morgan Stanley	1,754,263	RUB	25,000	USD	25,030	(30)
3/20/2019	Morgan Stanley	6,958,389	SEK	675,000	EUR	789,697	(13,742)
3/20/2019	Morgan Stanley	3,355,811	SEK	325,000	EUR	380,846	(7,238)
3/20/2019	Morgan Stanley	3,359,367	SEK	325,000	EUR	381,250	(9,730)
3/20/2019	Morgan Stanley	6,979,076	SEK	675,000	EUR	792,045	(20,428)
3/20/2019	Morgan Stanley	3,096,354	SEK	300,000	EUR	351,401	(8,460)
3/20/2019	Morgan Stanley	3,096,612	SEK	300,000	EUR	351,430	(8,489)
3/20/2019	Morgan Stanley	7,176,846	SEK	700,000	EUR	814,489	(12,532)
3/20/2019	Morgan Stanley	3,067,741	SEK	300,000	EUR	348,153	(4,395)
3/20/2019	Morgan Stanley	3,068,157	SEK	300,000	EUR	348,200	(4,443)
3/20/2019	Morgan Stanley	3,068,459	SEK	300,000	EUR	348,235	(4,477)
3/20/2019	Morgan Stanley	3,566,429	SEK	350,000	EUR	404,749	(3,698)
3/20/2019	Morgan Stanley	6,652,671	SEK	650,000	EUR	755,002	(10,193)
3/20/2019	Morgan Stanley	3,055,628	SEK	300,000	EUR	346,779	(3,021)
3/20/2019	Morgan Stanley	3,312,017	SEK	325,000	EUR	375,876	(2,576)
3/20/2019	Morgan Stanley	2,817,695	SEK	275,000	EUR	319,776	(3,907)
3/20/2019	Morgan Stanley	1,020,005	SGD	750,000	USD	749,663	337
3/20/2019	Morgan Stanley	68,548	SGD	50,000	USD	50,380	(380)
3/20/2019	Morgan Stanley	68,403	SGD	50,000	USD	50,274	(273)
3/20/2019	Morgan Stanley	68,373	SGD	50,000	USD	50,251	(251)
3/20/2019	Morgan Stanley	68,388	SGD	50,000	USD	50,263	(263)
3/20/2019	Morgan Stanley	68,490	SGD	50,000	USD	50,338	(337)
3/20/2019	Morgan Stanley	11,434,395	THB	350,000	USD	351,898	(1,898)
3/20/2019	Morgan Stanley	9,807,949	THB	300,000	USD	301,844	(1,843)
3/20/2019	Morgan Stanley	1,635,118	THB	50,000	USD	50,321	(321)
3/20/2019	Morgan Stanley	15,257,575	TWD	500,000	USD	499,541	459
3/20/2019	Morgan Stanley	1,530,057	TWD	50,000	USD	50,095	(95)
3/20/2019	Morgan Stanley	15,291,075	TWD	500,000	USD	500,637	(637)
3/20/2019	Morgan Stanley	13,756,050	TWD	450,000	USD	450,380	(380)
3/20/2019	Morgan Stanley	761,104	TWD	25,000	USD	24,919	81
3/20/2019	Morgan Stanley	761,579	TWD	25,000	USD	24,934	66
3/20/2019	Morgan Stanley	13,700,767	TWD	450,000	USD	448,570	1,430
3/20/2019	Morgan Stanley	1,525,007	TWD	50,000	USD	49,930	71
3/20/2019	Morgan Stanley	757,800	TWD	25,000	USD	24,811	189
3/20/2019	Morgan Stanley	757,929	TWD	25,000	USD	24,815	185
3/20/2019	Morgan Stanley	762,754	TWD	25,000	USD	24,973	27
3/20/2019	Morgan Stanley	763,054	TWD	25,000	USD	24,983	17
3/20/2019	Morgan Stanley	761,604	TWD	25,000	USD	24,935	65
3/20/2019	Morgan Stanley	761,629	TWD	25,000	USD	24,936	64
3/20/2019	Morgan Stanley	725,025	ZAR	50,000	USD	49,941	59
3/20/2019	Morgan Stanley	723,867	ZAR	50,000	USD	49,861	139
3/20/2019	Morgan Stanley	726,874	ZAR	50,000	USD	50,068	(68)
3/20/2019	Morgan Stanley	722,928	ZAR	50,000	USD	49,796	204
3/20/2019	Morgan Stanley	734,360	ZAR	50,000	USD	50,584	(584)
							(109,852)

	NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(91,409)

BRL - Brazilian Real	PLN - Polish Zloty
CLP - Chilean Peso	RUB - Russian Ruble
COP - Colombian Peso	SEK - Swedish Krone
CZK - Czech Koruna	SGD - Singapore Dollar
EUR - Euro	THB - Thai Baht
HUF - Hungarian Forint	TRY - Turkish Lira
ILS - Israeli Shekel	TWD - Taiwan Dollar
INR - Indian Rupee	USD - U.S. Dollar
NOK - Norwegian Krone	ZAR - South African Rand
PHP - Philippine Piso

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

	Principal Amount		Coupon Rate (%)	Maturity Date	Value
		U.S. TREASURY NOTES - 92.6%
	$17,000,000	United States Treasury Note	1.250	1/31/2020	$16,755,957
	1,600,000	United States Treasury Note *	1.250	1/31/2020	1,577,031
	40,500,000	United States Treasury Note	1.500	2/28/2019	40,442,676
	1,600,000	United States Treasury Note *	1.500	2/28/2019	1,597,736
	11,500,000	United States Treasury Note	1.500	10/31/2019	11,395,107
	11,500,000	United States Treasury Note	1.500	4/15/2020	11,348,164
	17,000,000	United States Treasury Note	1.625	7/31/2019	16,910,020
	1,600,000	United States Treasury Note *	1.625	7/31/2019	1,591,531
	7,500,000	United States Treasury Note	1.625	11/30/2020	7,378,125
	17,000,000	United States Treasury Note	2.000	7/31/2020	16,863,203
	1,600,000	United States Treasury Note *	2.000	7/31/2020	1,587,125
	7,500,000	United States Treasury Note	2.250	2/15/2021	7,461,035
		TOTAL U.S. TREASURY NOTES (Cost - $134,865,675)			134,907,710

		TOTAL INVESTMENTS - 92.6% (Cost - $134,865,675)			$134,907,710
		OTHER ASSETS AND LIABILITIES - NET - 7.4%			10,839,220
		TOTAL NET ASSETS - 100.0%			$145,746,930

*	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

	Description	Contracts	Counterparty	Expiration Date	Notional Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
	SHORT FUTURES CONTRACTS
	AT&T, Inc.	1,194	Morgan Stanley	Mar-19	$3,424,392	$147,239
	Australian Dollar Future	362	Morgan Stanley	Mar-19	25,528,240	816,310
	Brazilian Real Future	664	Morgan Stanley	Feb-19	17,134,520	(129,480)
	British Pound Future	434	Morgan Stanley	Mar-19	34,692,875	75,950
	Canadian Dollar Future	425	Morgan Stanley	Mar-19	31,241,750	617,840
	Canola (WCE) Future +	1,489	Morgan Stanley	Mar-19	10,557,531	175,596
	Chevron Corp.	118	Morgan Stanley	Mar-19	1,290,212	59,491
	Citigroup, Inc.	102	Morgan Stanley	Mar-19	533,664	51,403
	Coffee 'C' Future+	218	Morgan Stanley	Mar-19	8,326,238	1,402,013
	Copper Future+	166	Morgan Stanley	Mar-19	10,918,650	548,950
	Corn Future+	584	Morgan Stanley	Mar-19	10,950,000	65,700
	Cotton No.2 Future +	172	Morgan Stanley	Mar-19	6,209,200	103,510
	Euro FX Future	242	Morgan Stanley	Mar-19	34,855,563	(226,875)
	Gold 100 Oz. Future +	247	Morgan Stanley	Feb-19	31,648,110	(1,249,820)
	Halliburton Co.	505	Morgan Stanley	Mar-19	1,348,855	120,339
	ILS/USD Future	74	Morgan Stanley	Mar-19	19,871,960	124,320
	iShares JP Morgan USD Emerging Markets Bond ETF Future	272	Morgan Stanley	Mar-19	2,840,496	(661)
	Japanese Yen Future	217	Morgan Stanley	Mar-19	24,876,338	(693,044)
	LME Aluminum Future +	58	Morgan Stanley	Mar-19	2,679,600	185,148
	LME Nickel Future +	36	Morgan Stanley	Mar-19	2,307,204	231,552
	LME Zinc Future +	79	Morgan Stanley	Mar-19	4,879,238	(14,813)
	Russian Ruble Future	335	Morgan Stanley	Mar-19	11,946,938	491,575
	Silver Future +	174	Morgan Stanley	Mar-19	13,519,800	(1,004,850)
	Southern Co.	182	Morgan Stanley	Mar-19	803,348	55,982
	Soybean Future +	261	Morgan Stanley	Mar-19	11,679,750	293,675
	Soybean Oil Future +	413	Morgan Stanley	Mar-19	6,901,230	307,272
	Swiss Franc Future	297	Morgan Stanley	Mar-19	38,030,850	(438,075)
	TRY/USD Future	50	Morgan Stanley	Mar-19	4,540,750	(130,500)
						1,985,747
	LONG FUTURES CONTRACTS
	Abbott Laboratories	1,104	Morgan Stanley	Mar-19	8,024,976	357,365
	Australian 10 Year Bond Future	265	Morgan Stanley	Mar-19	24,751,841	216,561
	Biogen IDEC, Inc.	12	Morgan Stanley	Mar-19	362,916	(28,148)
	Coca-Cola Co.	580	Morgan Stanley	Mar-19	2,759,060	(120,118)
	ConocoPhillips Corp.	212	Morgan Stanley	Mar-19	1,328,392	(63,375)
	ICE ECX Emission Future +	35	Morgan Stanley	Dec-19	1,000,657	8,388
	Live Cattle Future +	115	Morgan Stanley	Apr-19	5,807,500	(1,210)
	McDonald's Corp.	122	Morgan Stanley	Mar-19	2,177,212	(103,696)
	Microsoft Corp.	138	Morgan Stanley	Mar-19	1,408,704	(80,892)
	Natural Gas Future +	144	Morgan Stanley	Feb-19	4,233,600	(1,617,120)
	Nike, Inc.	225	Morgan Stanley	Mar-19	1,676,475	3,789
	Palladium Future +	120	Morgan Stanley	Mar-19	14,366,400	896,400
	Pfizer, Inc.	1,565	Morgan Stanley	Mar-19	6,865,655	(94,432)
	Procter & Gamble Co.	217	Morgan Stanley	Mar-19	2,004,646	(40,507)
	Starbucks Corp.	413	Morgan Stanley	Mar-19	2,672,936	(64,217)
	US 10 Year Note (CBT) Future	234	Morgan Stanley	Mar-19	28,551,656	109,734
	USD/CNH Future	117	Morgan Stanley	Mar-19	11,719,329	(131,850)
	Verizon Communications, Inc.	812	Morgan Stanley	Mar-19	4,587,800	(128,369)
	Wal-Mart, Inc.	64	Morgan Stanley	Mar-19	599,104	1,955
						(879,742)
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$1,106,005
+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” approved by the Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).
If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Funds’ assets and liabilities measured at fair value:

Aspect Core Diversified Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$-	$30,236,866	$-	$30,236,866
Futures Contracts	597,995	-	-	597,995
Total	$597,995	$30,236,866	$-	$30,834,861
Liabilities
Forward Foreign Currency Contracts	$-	$91,409	$-	$91,409
Total	$-	$91,409	$-	$91,409

Chesapeake Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$-	$134,907,710	$-	$134,907,710
Futures Contracts	1,106,005	-	-	1,106,005
Total	$1,106,005	$134,907,710	$-	$136,013,715

There were no transfers in to or out of any levels during the current period presented. It is the Fund's policy to record transfers between levels at the end of the reporting period.

Consolidation of Subsidiaries – Equinox Aspect Core Strategy Fund with Equinox Aspect Core Strategy Fund Limited ("EACDS-CFC") and Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”) – The Consolidated Financial Statements include the accounts of EACDS-CFC and ECS-CFC, each a foreign controlled corporation, and collectively the “CFCs”, wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective CFC which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at December 31, 2018	% Of Total Net Assets at December 31, 2018
EACDS-CFC	11/7/2014	$593,839	1.7%
ECS-CFC	4/19/2012	$8,271,613	5.7%

Futures Contracts – The Equinox Aspect Core Diversified Strategy Fund and Equinox Chesapeake Strategy Fund are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of December 31, 2018, the net unrealized appreciation/(depreciation) on futures contracts amounted to $429,016 and $1,106,005, respectively.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with investments in foreign securities.

Forward Foreign Currency Exchange Contracts – The Aspect Core Diversified Strategy Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2018:
Derivatives Investment Fair Value
Aspect Core Diversified Strategy Fund	Commodity	Currency	Equity	Interest Rate	Total as of December 31, 2018
Futures Contracts	$266,084	$19,789	$(3,607)	$315,729	$597,995
Forward Foreign Currency Contracts	-	(91,409)	-	-	(91,409)
Total	$266,084	$(71,620)	$(3,607)	$315,729	$506,586

Equinox Chesapeake Strategy Fund	Commodity	Currency	Equity	Interest Rate	Total as of December 31, 2018
Futures Contracts	$330,392	$376,171	$73,147	$326,295	$1,106,005

The notional value of the derivative instruments outstanding as of December 31, 2018 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s Principal executive and Principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 3/1/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 3/1/2019

By (Signature and Title)

*/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 3/1/2019